PROSPECTUS SUPPLEMENT

September 28, 2018

for

Flexible Solutions® VUL (2018)

and

Flexible Solutions® VUL III

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following information supplements, and should be read in conjunction with the Prospectuses dated August 6, 2018 for Flexible Solutions® VUL (2018), a variable universal life insurance policy and dated May 1, 2018 for Flexible Solutions® VUL III, a variable universal life insurance policy issued through The Guardian Separate Account N (the “Separate Account”).

Effective on September 24, 2018:

All references to the principal business address of Putnam Investment Management, LLC, in the Prospectuses located in the section entitled “Variable Investment Options” will be deleted and replaced with:

Putnam Investment Management, LLC

100 Federal Street

Boston, MA 02110

Except as set forth herein, all other provisions of the Prospectuses shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.